REVERSE MERGER (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Reverse Merger Tables
Fair values of assets acquired and liabilities

The following table summarizes our determination of fair values of the assets acquired and the liabilities as of the date of acquisition:

Consideration - issuance of securities	$4,800,000
Cash	$35
Goodwill	4,799,965

Total purchase price	$4,800,000

Consideration - issuance of securities	$4,800,000
Cash	$35
Goodwill	4,799,965

Total purchase price	$4,800,000